Changes in Goodwill by Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Goodwill, Gross	Dec. 31, 2013 Goodwill, Gross	Dec. 31, 2012 Goodwill, Gross	Jun. 30, 2014 Goodwill, Gross Financial Systems	Dec. 31, 2013 Goodwill, Gross Financial Systems	Dec. 31, 2012 Goodwill, Gross Financial Systems	Jun. 30, 2014 Goodwill, Gross Public Sector and Education Segments	Dec. 31, 2012 Goodwill, Gross Public Sector and Education Segments	Dec. 31, 2013 Accumulated Impairment	Dec. 31, 2012 Accumulated Impairment	Dec. 31, 2011 Accumulated Impairment	Jun. 30, 2014 Accumulated Impairment Public Sector and Education Segments	Dec. 31, 2013 Accumulated Impairment Public Sector and Education Segments	Dec. 31, 2012 Accumulated Impairment Public Sector and Education Segments	Dec. 31, 2011 Accumulated Impairment Public Sector and Education Segments
Goodwill [Line Items]
Beginning Balance	$ 3,828	$ 3,812	$ 3,777	$ 4,045	$ 4,029	$ 3,994	$ 3,501	$ 3,485	$ 3,449	$ 544	$ 545	$ (217)	$ (217)	$ (217)	$ (217)	$ (217)	$ (217)	$ (217)
Acquisitions			28			28			28
Adjustments related to the LBO and prior year acquisitions	(2)	(1)	(4)	(2)	(1)	(4)	(1)	(1)	(3)	(1)	(1)
Effect of foreign currency translation	1	17	11	1	17	11	1	17	11
Ending Balance	$ 3,827	$ 3,828	$ 3,812	$ 4,044	$ 4,045	$ 4,029	$ 3,501	$ 3,501	$ 3,485	$ 543	$ 544	$ (217)	$ (217)	$ (217)	$ (217)	$ (217)	$ (217)	$ (217)